Note 4 - Acquisition of Primero Mining Corp. (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
Total Consideration
6,418,594 First Majestic shares to Primero shareholders at $6.84 (CAD$8.80) per share	$43,903
20,914,590 First Majestic shares to Wheaton Precious Metals Corp. at $6.84 (CAD$8.80) per share	143,056
$186,959

Allocation of Purchase Price
Cash and cash equivalents	$3,871
Value added taxes receivable	27,508
Inventories	15,628
Mining interests	178,183
Property, plant and equipment	122,815
Deposit on non-current assets	60
Non-current income taxes receivable	19,342
Other working capital items	(23,792)
Income taxes payable	(2,888)
Debt facilities	(106,110)
Decommissioning liabilities	(4,095)
Other non-current liabilities	(4,678)
Deferred tax liabilities	(38,885)
Net assets acquired	$186,959